Subsequent events (Details) - Subsequent Event - USD ($)	Dec. 10, 2021	Oct. 27, 2021
Subsequent Event [Line Items]
Common stock par value (in dollars per share)		$ 0.0001
Aggregate purchase price	$ 165,000,000	$ 1,901,603,000
Purchase price of stock (in dollars per share)		$ 10.00
Number of shares issued (in shares)	2,475,000
Sonder Holdings Inc.
Subsequent Event [Line Items]
Aggregate purchase price		$ 309,394,998
Number of shares issued (in shares)		32,216,785
Class F Common Stock
Subsequent Event [Line Items]
Common stock par value (in dollars per share)		$ 0.0001
Shares cancelled (in shares)		1,277,285